Financial Instruments and Risk Management - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Risk Management [Abstract]
Repeated customers percentage (in percent)	50.00%
Debtors and general economic conditions	$ 0.0	$ 0.0
Net impact from the fluctuation of operational foreign exchange rates amounted	$ (1.7)		$ (9.7)
Net foreign exchange gain		$ 3.6